RELATED PARTY DISCLOSURES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY DISCLOSURES

14.	RELATED PARTY DISCLOSURES

a)	Compensation of key management personnel of the Group.

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Salaries, fees and other
Allowances (Note)	600,000	900,000
Retirement benefit scheme
Contributions	-	-

Total	600,000	900,000

Note:	For the six months ended September 30, 2024, the directors’ emoluments were accounted for in administrative expenses amounting to HK$659,022 and in the cost of revenue amounting to HK$240,978.

For the six months ended September 30, 2024, Chan Kam Biu, Richard, a director and major shareholder, waived his remuneration of HK$600,000 to support the Company’s financial stability. The waiver was recorded as cost of revenue of HK$240,978 and administrative expenses of HK$359,022 with corresponding account charged against other reserve as a capital contribution.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)

14.	RELATED PARTY DISCLOSURES - continued

b)	Amounts due to shareholder and directors

The amounts are unsecured, interest-free and repayable on demand. The related party balances are set out below:

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Amount due to a shareholder
Joyful Star Limited	(689,922)	(689,922)

Amounts due from/(to) directors
Dr Chan Kam Biu, Richard	(574,838)	(621,243)
Lui Lai Yuen	-	(200,000)

Other borrowing
Ma Chi Heng	(990,000)	(990,000)

Interest payable
Ma Chi Heng	(346,123)	(321,400)

During the six months ended September 30, 2025 the Group has made advances of HK$200,000 (six months ended September 30, 2024: Nil) relating to Lui Lai Yuen.

During the six months ended September 30, 2025, the Group made advance of HK$1,191,612 to Dr Chan Kam Biu, Richard (six months ended September 30, 2024: HK$527,353), received advances of HK$1,115,630 (six months ended September 30, 2024: HK$595,793) from Dr Chan Kam Biu, Richard, and settlement of the Group’s purchase of property, plant and equipment, in total of HK$29,577 (six months ended September 30, 2024 : HK$6,898).

c)	Transactions with related parties

The consulting fees provided by the Company to MavDB Consulting LLC, 9.85% (March 31, 2025: 10%) shareholder, in consideration of the services provided/to be provided are US$50,000 per year, for a total of US$250,000 over five years, commencing January 1, 2024. The Company settled the consulting fees of US$250,000 by issuing 1,000,000 ordinary shares of the Company at a par value of US$0.001 to MavDB Consulting LLC on January 12, 2024.

On March 13, 2025, the Group entered into sales and purchase agreements with the director and his close family member, Ms. Lui Lai Yuen, and Mr. Chan Koon Wah Charles, for purchasing residential property for director’s accommodation. The consideration is HK$9,500,000. As of September 30, 2025, the Group paid the deposit of HK$1,900,000 (March 31, 2025: HK$950,000) and related direct cost of HK$322,100 (March 31, 2025: HK$322,100).

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)